Restricted cash, time deposit and investment - Tabular disclosure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted cash, time deposit and investment
Restricted cash	¥ 141,952		¥ 56,265
Restricted time deposit	239,873		193,505
Restricted wealth management products	9,600
Total	391,425	$ 59,989	249,770
Restricted cash	7,254		82,207
Restricted time deposit	27,327		4,000
Restricted wealth management products			38,200
Total	¥ 34,581	$ 5,300	¥ 124,407